Right-of-use assets - Schedule of analysis of expense items in relation to leases recognized in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Depreciation, right-of-use assets	¥ 50,779	¥ 38,484	¥ 36,205
Interest on lease liabilities (Note 8)	2,745	2,275	2,853
Expense relating to short-term leases	8,357	1,686	933
Leases expense recognized in profit or loss	61,881	42,445	39,991
Properties
Right-of-use assets
Depreciation, right-of-use assets	48,624	36,609	34,630
Vehicles
Right-of-use assets
Depreciation, right-of-use assets	¥ 2,155	¥ 1,875	¥ 1,575